Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Ohio (97.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	495	528
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	130	140
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	600	642
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	551
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,574
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,687
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	2,120
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	242
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,765	4,755
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	510
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,931
[1]	Akron City School District COP	5.000%	8/1/53	1,000	1,069
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	544
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	295
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,827
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	628
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,871
[2]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,142
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	423
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,742
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,533
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	384
	Akron OH Income Tax Revenue	5.000%	12/1/31	900	904
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,631
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,343
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,334
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	123
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,371
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	660
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,705
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,563
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,921
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,842
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,925	8,655
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/31	1,415	1,353
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/40	2,885	2,532
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	184
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	229
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	304
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	378
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	451
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	249
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	103
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	179
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/48	1,325	1,435
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,000	1,010
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	362
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,288
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,388
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	100	109
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	1,500	1,697
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	756
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,281
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	390
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,495
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,015
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	1,790	1,806
	Athens City School District GO	4.000%	12/1/29	745	781
	Athens City School District GO	4.000%	12/1/30	380	396
	Athens City School District GO	4.000%	12/1/31	400	415

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Athens City School District GO	3.250%	12/1/48	2,000	1,630
	Athens City School District GO	5.000%	12/1/49	1,750	1,861
	Beachwood City School District GO	5.000%	12/1/48	2,000	2,118
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	864
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	879
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	728
	Big Walnut Local School District GO	5.000%	12/1/42	920	965
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,510
	Big Walnut Local School District GO	3.500%	12/1/55	290	238
	Big Walnut Local School District GO	5.000%	12/1/55	2,175	2,245
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	125
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,207
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,023
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	318
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	460
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,127
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	661
	Bowling Green State University College & University Revenue	5.000%	6/1/35	330	362
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	764
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	509
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	812
	Bowling Green State University College & University Revenue	5.000%	6/1/42	2,750	2,829
[3]	Brunswick City School District GO	0.000%	12/1/35	200	130
[3]	Brunswick City School District GO	0.000%	12/1/36	200	124
[3]	Brunswick City School District GO	5.250%	12/1/53	1,000	1,074
[3]	Brunswick City School District GO	5.500%	12/1/60	2,785	3,030
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,500	1,611
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,250	3,481
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,065	2,205
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	2,010
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,355
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	6,030	5,994
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,687
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	15,485	14,104
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	676
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	996
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,052
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,163
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	949
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	100
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	135
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	190
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	194
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	198
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	206
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	210
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	222
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	224
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	232
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,047
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,232
	Canton City School District GO	5.000%	12/1/43	1,555	1,676
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,206
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	383
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,509
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	600	565
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	100
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	460
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	525
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	419
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	419
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	560
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	666
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	442
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	987
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	700	697
	Cincinnati OH GO	4.000%	12/1/30	500	517
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	412
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	678
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	882

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	162
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	227
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	584
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	811
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	947
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,062
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	630
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	870
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	544
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,812
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	509
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,231
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	196
	Cleveland OH GO	3.000%	12/1/28	895	900
	Cleveland OH GO	3.000%	12/1/31	1,500	1,486
	Cleveland OH GO	4.000%	12/1/31	385	403
	Cleveland OH GO	3.000%	12/1/32	1,825	1,795
	Cleveland OH GO	5.000%	12/1/32	225	240
	Cleveland OH GO	3.000%	12/1/33	990	948
	Cleveland OH GO	3.000%	12/1/35	750	705
	Cleveland OH GO	3.000%	12/1/36	795	735
	Cleveland OH GO	5.000%	12/1/40	1,000	1,124
	Cleveland OH GO	5.000%	12/1/41	860	959
	Cleveland OH GO	5.000%	12/1/43	250	276
	Cleveland OH GO	3.000%	12/1/49	2,370	1,888
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	404
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	518
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	413
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	310
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	530
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	529
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	700	659
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	500
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	448
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,519
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,114
	Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,753
	Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,362
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	613
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	211
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/37	1,820	2,063
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	681
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,022
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	5,000	5,023
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,408
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	274
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,663
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,759
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,867
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,962
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	6,010	6,441
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	278
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	332
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	306
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	350
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,053
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	989
	Columbus City School District GO	5.000%	12/1/42	450	465
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,621
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/36	1,500	1,622
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,650	2,650
	Columbus OH GO	5.000%	4/1/30	130	147
	Columbus OH GO	4.000%	7/1/30	1,200	1,207

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus OH GO	5.000%	4/1/37	3,835	4,267
	Columbus OH GO	5.000%	8/15/39	4,000	4,637
	Columbus OH GO	5.000%	8/15/42	3,000	3,421
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,000	2,077
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	156
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	366
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	760
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,346
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,613
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,392
	Copley-Fairlawn City School District GO	5.000%	12/1/44	2,140	2,230
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,019
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,833
	Cuyahoga Community College District GO	5.000%	12/1/37	55	57
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,170	1,171
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,700
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	450	450
	Cuyahoga County OH GO	3.000%	12/1/36	1,050	962
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	207
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	509
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,083
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	6,975	7,126
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	1,050	1,070
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	422
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	516
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	513
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	853
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,010	3,025
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	2,170	2,213
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	272
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	205
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	286
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	307
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	990
	Delaware County OH Sales Tax Supported Sales Tax Revenue	3.500%	12/1/31	2,750	2,756
	Delhi Township OH GO	4.000%	12/1/29	150	158
	Delhi Township OH GO	4.000%	12/1/30	160	170
	Delhi Township OH GO	4.000%	12/1/32	310	330
	Delhi Township OH GO	4.000%	12/1/33	400	423
	Delhi Township OH GO	4.000%	12/1/34	815	863
	Delhi Township OH GO	4.000%	12/1/35	430	453
	Delhi Township OH GO	4.000%	12/1/36	320	336
[4,5]	Deutsche Bank Spears/Life Trust Revenue TOB VRDO	4.450%	9/3/24	11,650	11,650
	Dublin City School District GO	5.000%	12/1/43	700	783
	Dublin City School District GO	5.000%	12/1/44	800	888
	Dublin City School District GO	5.000%	12/1/48	3,000	3,292
	Dublin OH GO	5.000%	12/1/31	500	544
	Dublin OH GO	5.000%	12/1/32	550	598
	Dublin OH GO	3.000%	12/1/35	375	358
	Dublin OH GO	3.000%	12/1/36	990	936
	East Knox Local School District GO	3.000%	11/1/56	1,100	812
	Elyria OH GO	4.000%	12/1/25	470	478
	Elyria OH GO	4.000%	12/1/27	670	686
	Elyria OH GO	4.000%	12/1/28	695	711
	Elyria OH GO	4.000%	12/1/31	225	229
	Elyria OH GO	4.000%	12/1/32	280	285
	Elyria OH GO	4.000%	12/1/33	440	447
	Euclid City School District GO	4.750%	1/15/54	645	648
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,484
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	157
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	114
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	129
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	181
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	181
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	293
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	876
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,644
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,067
	Fairfield County OH GO	2.000%	12/1/41	800	560

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,442
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,656
	Franklin City School District GO	3.000%	11/1/40	400	350
	Franklin City School District GO	3.000%	11/1/50	1,500	1,165
	Franklin City School District GO	3.000%	11/1/57	6,180	4,599
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/29	800	829
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	565	580
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/35	500	511
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/36	1,360	1,384
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/38	620	627
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/39	515	519
	Franklin County Convention Facilities Authority Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	8,560	8,568
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	200	209
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/28	500	542
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/29	530	583
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	135	147
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/34	100	109
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/40	1,225	1,232
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/46	5,885	6,181
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	485	487
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,585	2,305
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	1,500	1,541
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,780	2,752
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	530	542
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	4,797
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	825
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,500	3,999
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,648
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,074
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.760%	9/4/24	2,900	2,900
	Franklin County OH Sales Tax Revenue	5.000%	6/1/37	1,155	1,228
	Franklin County OH Sales Tax Revenue	5.000%	6/1/38	2,500	2,651
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	8,000	8,388
[6]	Freddie Mac Pool	3.750%	10/1/38	4,362	4,418
	Fremont City School District GO	5.000%	1/15/40	200	204
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	4,140
	Grandview Heights City School District GO	3.125%	12/1/55	245	193
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	532
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,000
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,724
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	4,134
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,736
	Greene County Vocational School District GO	5.000%	12/1/29	300	327
	Greene County Vocational School District GO	4.000%	12/1/34	700	720
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	940	941
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,061
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,750	2,769
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	2,000	2,027
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,047
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,607
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	1,000	1,027
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,620	2,687
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,400	3,370
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	6,680	5,990
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,500	3,304
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,606
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	7,500	7,514

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,138
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,000	2,346
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,465	1,466
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,645
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	850	832
[5]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/5/24	200	200
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.930%	9/5/24	200	200
[1,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	335
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,293
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,667
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,300	1,323
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	2,110	2,144
	Hamilton County OH Sewer System Revenue	5.000%	12/1/49	3,230	3,540
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	208
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	400	414
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	360
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,850
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,024
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,108
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	559
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,610
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/34	1,235	1,267
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/39	1,325	1,335
	Hudson OH City School District GO	4.000%	12/1/33	420	425
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	893
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	905
	Kenston Local School District GO	0.000%	12/1/27	1,100	996
	Kent City School District GO	3.000%	12/1/40	1,000	883
	Kent State University College & University Revenue	5.000%	5/1/29	100	110
	Kent State University College & University Revenue	5.000%	5/1/30	175	195
	Kent State University College & University Revenue	5.000%	5/1/31	175	194
	Kent State University College & University Revenue	5.000%	5/1/32	150	166
	Kent State University College & University Revenue	5.000%	5/1/33	250	276
	Kent State University College & University Revenue	5.000%	5/1/34	315	347
	Kent State University College & University Revenue	5.000%	5/1/35	350	384
	Kent State University College & University Revenue	5.000%	5/1/36	400	438
	Kent State University College & University Revenue	5.000%	5/1/37	225	246
	Kent State University College & University Revenue	5.000%	5/1/38	300	326
	Kent State University College & University Revenue	5.000%	5/1/39	300	325
	Kent State University College & University Revenue	5.000%	5/1/40	450	485
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,384
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,712
	Kenton City School District GO	4.000%	11/1/58	3,700	3,560
	Kettering City School District COP	5.000%	12/1/31	260	283
	Kettering City School District COP	4.000%	12/1/33	270	279
	Kettering City School District COP	4.000%	12/1/35	375	385
	Kettering City School District COP	3.375%	12/1/46	295	260
[1]	Kettering City School District GO	5.250%	12/1/31	1,000	1,085
	Kings Local School District GO	5.500%	12/1/62	3,760	4,124
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,506
	Lakewood City School District GO	4.000%	11/1/30	235	243
	Lakewood City School District GO	4.000%	11/1/31	440	453
	Lakewood City School District GO	4.000%	11/1/32	245	251
	Lakewood City School District GO	4.000%	11/1/33	375	383
	Lakewood City School District GO	4.000%	11/1/34	380	388
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	362
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	17,220	17,313
	Lexington Local School District GO	3.000%	10/1/44	490	409
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/46	540	413
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,521
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,919
	Licking Heights Local School District GO	3.500%	10/1/54	200	166
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,087
	Logan Elm Local School District GO	4.000%	11/1/55	975	919
	Lorain County OH BAN GO	4.375%	5/1/25	1,280	1,288
[4]	Lucas County OH GO TOB VRDO	4.000%	9/3/24	4,625	4,625
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	472
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	1,212
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,850	1,876
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/28	100	100

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/29	100	101
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/30	200	200
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/31	180	178
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/35	800	759
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	74
	Mariemont City School District GO	3.000%	12/1/34	555	527
	Medina County OH GO	4.000%	12/1/29	165	168
	Medina County OH GO	4.000%	12/1/31	160	163
	Medina County OH GO	3.000%	12/1/35	270	252
	Medina County OH GO	3.000%	12/1/37	500	455
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	108
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	2,615	2,677
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,296
	Miami University OH College & University Revenue	5.000%	9/1/31	640	716
	Miami University OH College & University Revenue	5.000%	9/1/32	345	390
	Miami University OH College & University Revenue	5.000%	9/1/36	685	765
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	744
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,725
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,563
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	531
	Middletown OH GO	4.050%	12/1/52	2,840	2,719
[3]	Midview Local School District COP	4.000%	11/1/28	810	846
[3]	Midview Local School District COP	4.000%	11/1/29	870	915
	Milford Exempt Village School District GO	4.000%	12/1/34	300	314
	Milford Exempt Village School District GO	4.000%	12/1/35	250	261
	Milford Exempt Village School District GO	4.000%	12/1/36	150	156
	Milford Exempt Village School District GO	4.000%	12/1/37	250	259
	Milford Exempt Village School District GO	4.000%	12/1/39	135	138
	Milford Exempt Village School District GO	4.000%	12/1/40	225	228
	Milford Exempt Village School District GO	4.000%	12/1/41	385	388
	Milford Exempt Village School District GO	4.000%	12/1/42	200	201
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,726
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,130	1,167
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	243
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	527
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,095
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	194
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	325
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,266
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	454
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,967
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	403
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,000	1,005
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	289
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	4,060	3,395
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	3,000	3,002
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,967
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	4,120	3,877
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,695	2,581
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,301
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,119
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,847
	North Canton City School District GO	3.000%	11/1/56	4,060	3,026
	North Olmsted City School District GO	4.125%	10/15/53	2,000	1,903
	North Ridgeville City School District GO	5.250%	12/1/54	1,090	1,154
	North Ridgeville City School District GO	5.500%	12/1/57	1,060	1,132
	North Ridgeville City School District GO	4.500%	12/1/61	2,500	2,477
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	100
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	325	331
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	103
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	106
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	245
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	161
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	747
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,637
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	412
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	179
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	822
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	902
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	814

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	6,459
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	105
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	209
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	270
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	187
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	401
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	355
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	245
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,780
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program)	3.250%	9/1/29	1,000	977
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,091
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	423
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,928
	Ohio GO	5.000%	5/1/25	670	680
	Ohio GO	5.000%	8/1/25	1,000	1,022
	Ohio GO	4.000%	6/15/26	2,500	2,568
	Ohio GO	5.000%	9/15/26	1,000	1,051
	Ohio GO	5.000%	5/1/27	235	250
	Ohio GO	5.000%	5/1/28	215	234
	Ohio GO	5.000%	5/1/29	360	400
	Ohio GO	5.000%	5/1/30	350	395
	Ohio GO	5.000%	5/1/31	775	886
	Ohio GO	5.000%	5/1/32	600	695
	Ohio GO	5.000%	3/1/33	100	113
	Ohio GO	5.000%	5/1/34	1,190	1,205
	Ohio GO	5.000%	2/1/35	4,395	4,513
	Ohio GO	5.000%	5/1/36	1,255	1,322
	Ohio GO	5.000%	6/15/36	120	131
	Ohio GO	5.000%	3/1/39	1,585	1,654
	Ohio GO	5.000%	3/1/39	500	553
	Ohio GO	5.000%	3/1/42	3,000	3,405
	Ohio GO	5.000%	3/1/43	3,000	3,391
	Ohio GO VRDO	3.350%	9/4/24	4,980	4,980
	Ohio GO, Prere.	5.000%	5/1/25	2,500	2,539
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	173
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	130
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	36
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	109
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	3,000	3,418
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	5,848
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,278
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	561
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,062
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,597
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,540	2,404
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,395
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,228
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,000	2,025
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,475
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	678
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	1,500	1,225
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,722
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	828
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	5,104
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	15,300	14,186
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	5,750	5,967
[5]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.850%	9/3/24	300	300
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,605
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,011
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	111
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	600	639
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,120
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	141
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	950
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	867
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	157
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	255
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	222
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	937

Vanguard® Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	345
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	679
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,070
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	538
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	463
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	1,500	1,452
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/37	2,605	2,727
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/52	1,250	1,279
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,300
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	993
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2017 Project)	5.250%	11/1/46	1,500	1,545
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/36	720	659
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/37	720	652
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/38	300	307
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/39	300	305
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/40	500	504
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	4,250	3,254
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/48	1,000	1,088
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	2,000	2,153
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/44	1,000	1,046
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	937
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,940	1,791
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	7,300	6,617
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	3,958
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	315
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	576
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	288
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/24	500	501
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/25	955	974
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/26	475	493
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/27	980	1,036
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/28	1,140	1,225
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/29	1,015	1,108
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/30	740	801
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/31	200	216
Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/49	1,680	1,556
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/46	1,975	1,752
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,432
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,505
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,505	1,584
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	2,875	2,857
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,743
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/44	1,980	1,860
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	2,895	2,872
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,803
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/28	200	214
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/52	2,125	1,994
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/30	1,810	2,014
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/37	595	602
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/38	170	171
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/39	930	930
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/40	600	593
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	948
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	996
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,044
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,090

Vanguard® Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	1,036
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	390
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	416
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	428
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	445
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	990
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,313
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,310
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	324
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,150	2,249
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,478
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,212
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/3/24	1,500	1,500
Ohio Higher Educational Facility Commission Local or Guaranteed Housing Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/52	2,000	2,101
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	7/1/25	1,315	1,321
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	955
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/36	1,944	1,898
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/46	5,740	4,326
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/49	1,350	1,637
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	890	882
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,575	1,081
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,115	3,066
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	12,915	13,447
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	7,385	7,881
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,240	3,596
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,725	4,164
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,135	1,625
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	3,200	3,211
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/37	5,170	4,314
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	775	782
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	1,760	1,766
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	3,230	3,199
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	8/1/25	3,916	3,983
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,665	2,729
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.530%	2/1/27	1,600	1,617
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	1,000	1,032
Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,055
Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	121
Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,200
Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/28	160	174
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/27	200	212
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/30	275	309
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/33	1,000	1,105
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/36	2,045	2,143
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	5,585	6,086
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	4,000	4,313
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	810
Ohio State University College & University Revenue	4.000%	12/1/33	4,000	4,009
Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,034
Ohio State University College & University Revenue	4.000%	12/1/39	2,230	2,295
Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,083
Ohio State University College & University Revenue	4.000%	12/1/41	1,000	1,014
Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,010
Ohio State University College & University Revenue	4.000%	12/1/48	3,000	2,927
Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,326
Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/46	8,975	10,091
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	135
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	929
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	527
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	584
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,187
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,958
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,689
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	490
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,438

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,661
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	1,500	671
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,147
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	7,905	8,397
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,229
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	154
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	117
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	1,125	1,224
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	5,025	5,436
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	4,000	4,380
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	2,285	2,434
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	130
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,105	8,920
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	2,705	2,945
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	128
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/43	3,000	3,373
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/44	4,000	4,480
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	4,000	4,003
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,625	6,105
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	5,500	5,822
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	464
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	313
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	501
	Ohio Water Development Authority Water Revenue	5.000%	6/1/27	400	426
	Ohio Water Development Authority Water Revenue	5.000%	12/1/27	385	415
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	399
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	285
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	569
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	567
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,129
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	506
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	3,000	3,416
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	2,125	2,380
	Ohio Water Development Authority Water Revenue	5.000%	12/1/45	1,560	1,741
	Olentangy Local School District GO	4.000%	12/1/34	475	486
[3]	Perry Lake County Local School District COP	3.000%	12/1/34	675	624
[3]	Perry Lake County Local School District COP	3.000%	12/1/36	1,205	1,087
[3]	Perry Lake County Local School District COP	3.000%	12/1/38	1,215	1,080
	Pickerington Local School District GO	4.000%	12/1/38	1,000	1,031
	Pickerington Local School District GO	4.000%	12/1/39	1,000	1,024
	Pickerington Local School District GO	4.000%	12/1/40	1,000	1,021
	Pickerington Local School District GO	5.000%	12/1/53	1,000	1,070
	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,173
	Polaris Career Center COP	5.000%	11/1/36	410	418
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	2,220	2,361
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/58	1,150	1,249
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	4,000	4,247
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	3,265	3,467
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/63	1,600	1,737
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	989
	Port of Greater Cincinnati Development Authority Tax Allocation Revenue (RBM Phase 3 Project)	5.000%	12/1/44	1,500	1,527
	Port of Greater Cincinnati Development Authority Tax Allocation Revenue (RBM Phase 3 Project)	5.125%	12/1/55	1,500	1,509
	Reynoldsburg OH GO	3.550%	12/1/42	640	603
	Reynoldsburg OH GO	3.600%	12/1/48	670	606
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	238
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,084
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	585	602
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/37	900	993
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/42	670	653
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/47	1,000	946
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/51	900	863
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,046
	Shaker Heights City School District GO	5.250%	12/15/54	2,500	2,779
	Shaker Heights City School District GO	5.250%	12/15/59	2,500	2,770
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,477

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,580
	Sharonville OH Special Obligation Revenue	4.000%	12/1/39	550	558
	Sharonville OH Special Obligation Revenue	4.000%	12/1/40	560	567
	Sharonville OH Special Obligation Revenue	4.000%	12/1/41	550	554
	Sharonville OH Special Obligation Revenue	4.000%	12/1/42	750	754
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/36	350	360
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/37	350	358
	Southwest Licking Local School District GO	4.000%	11/1/34	500	508
	Southwest Licking Local School District GO	3.375%	11/1/47	120	104
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,393
	South-Western City School District GO	3.000%	12/1/33	250	238
	South-Western City School District GO	3.000%	12/1/34	75	71
	South-Western City School District GO	3.000%	12/1/35	145	136
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	3,450	3,733
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	2,690	2,958
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,772
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,454
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,803
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	950
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	950
	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/53	1,000	1,063
	Troy OH City School District GO	5.000%	12/1/43	500	553
	Troy OH City School District GO	5.000%	12/1/44	550	606
	Troy OH City School District GO	5.000%	12/1/54	2,000	2,166
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	380
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	388
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	480	495
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	411
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	447
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	294
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	414
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	774
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,057
	Union County OH GO	5.000%	12/1/27	215	229
	Union County OH GO	5.000%	12/1/37	950	992
	Union County OH GO	5.000%	12/1/38	615	642
	Union County OH GO	5.000%	12/1/47	2,585	2,672
	University of Akron College & University Revenue	5.000%	1/1/30	530	583
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,227
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	191
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,337
[8]	University of Cincinnati College & University Revenue	5.000%	6/1/39	1,070	1,202
[8]	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,180	1,309
	University of Cincinnati College & University Revenue	5.000%	6/1/49	2,000	2,158
	University of Cincinnati College & University Revenue	5.250%	6/1/54	7,750	8,446
	University of Toledo College & University Revenue	5.000%	6/1/25	600	609
	University of Toledo College & University Revenue	5.000%	6/1/26	100	104
	University of Toledo College & University Revenue	5.000%	6/1/27	100	106
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,318
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,359
[4]	University of Toledo College & University Revenue TOB VRDO	4.250%	9/3/24	4,335	4,335
[4]	University of Toledo College & University Revenue TOB VRDO	4.250%	9/3/24	7,755	7,755
	Upper Arlington OH Nontax Miscellaneous Revenue	5.000%	12/1/46	2,590	2,744
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/33	175	183
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/34	150	157
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/36	320	332
	Upper Arlington OH Special Obligation Revenue	5.000%	12/1/55	3,000	3,186
	Valley View Local School District GO	3.000%	11/1/51	2,400	1,855
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	350
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	885
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	570	613
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	625	667
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,006
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,005
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,582
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	116
	West Carrollton City School District GO	3.000%	12/1/39	1,125	996
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	500
	Westfall Local School District GO	4.000%	12/1/31	100	106

Vanguard® Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westfall Local School District GO	4.000%	12/1/33	200	210
	Westfall Local School District GO	4.000%	12/1/36	250	261
	Westfall Local School District GO	2.375%	12/1/50	425	276
	Wickliffe City School District GO	3.000%	12/1/39	400	353
	Wickliffe City School District GO	3.000%	12/1/40	215	186
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,948
	Winton Woods City School District GO	0.000%	11/1/29	885	749
	Winton Woods City School District GO	0.000%	11/1/30	1,005	815
	Winton Woods City School District GO	0.000%	11/1/31	1,020	796
	Winton Woods City School District GO	0.000%	11/1/32	1,140	853
[3]	Winton Woods City School District GO	4.000%	11/1/53	3,000	2,928
	Worthington City School District GO	5.000%	12/1/41	2,000	2,215
	Worthington City School District GO	5.000%	12/1/43	1,370	1,505
	Worthington City School District GO	3.750%	12/1/48	1,425	1,339
	Worthington City School District GO	5.000%	12/1/48	2,000	2,171
	Worthington City School District GO	5.500%	12/1/54	11,000	12,254
[3]	Wright State University College & University Revenue	5.000%	5/1/28	570	613
[3]	Wright State University College & University Revenue	5.000%	5/1/29	595	651
[3]	Wright State University College & University Revenue	5.000%	5/1/30	240	266
[3]	Wright State University College & University Revenue	5.000%	5/1/31	840	942
[3]	Wright State University College & University Revenue	5.000%	5/1/31	245	275
[3]	Wright State University College & University Revenue	5.000%	5/1/32	265	299
	Wynford Local School District GO	3.750%	11/1/54	325	281
[3]	Yellow Springs Exempt Village School District GO	5.250%	12/1/54	1,000	1,062
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/60	1,000	1,077
[1]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	264
[1]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,217
[1]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,308
					1,271,243
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	305	297
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico	1.000%	11/1/43	750	474
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	369	372
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,365	3,504
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,421	2,603
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,513	1,675
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	405	273
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	817	810
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	535	527
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	145	142
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	200	190
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	50
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	635	670
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	528
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	796
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	696	625
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	403	335
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	676	518
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	199	140
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,845	3,797
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	325	322
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,000	987

Vanguard® Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	684	687
				20,025
Total Tax-Exempt Municipal Bonds (Cost $1,332,266)				1,291,565
Total Investments (99.2%) (Cost $1,332,266)				1,291,565
Other Assets and Liabilities—Net (0.8%)				10,653
Net Assets (100%)				1,302,218
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $30,359,000, representing 2.3% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	155	16,957	(40)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2024	(41)	(5,410)	72
				32
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard® Ohio Long-Term Tax-Exempt Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,291,565	—	1,291,565
Derivative Financial Instruments
Assets
Futures Contracts[1]	72	—	—	72
Liabilities
Futures Contracts[1]	(40)	—	—	(40)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.